Organization and Principal Activities - Schedule of Condensed Consolidated Balance Sheets Data for the VIEs (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets
Cash and cash equivalents		¥ 655,241	$ 95,001	¥ 1,790,784
Restricted cash		4,050	587	55,670
Short-term deposits		9,018,298	1,307,530	8,351,945
Accounts receivable, net		75,898	11,004	88,034
Prepayments and other current assets		637,225	92,389	664,945
Amounts due from related parties		59,702	8,656	148,560
Investments		906,215	131,389	608,617
Right of use assets		345,136	50,040	395,371
Total assets		13,147,007	1,906,137	13,254,942
Deferred revenue and advances from customers		445,620	64,609	459,509
Accrued liabilities and other current liabilities		1,592,455	230,884	1,845,452
Amount due to related parties		81,814	11,862	216,128
Total liabilities		2,303,635	333,996	2,744,741
Total shareholders' equity		10,843,372	$ 1,572,141	10,510,201	¥ 9,776,778	¥ 8,684,850
Variable Interest Entity (VIE) [Member]
Assets
Cash and cash equivalents		14,259		474,143
Restricted cash		4,050		45,412
Short-term deposits		490,000		0
Accounts receivable, net		55,305		64,301
Prepayments and other current assets		219,716		216,740
Amounts due from related parties		45,127		129,364
Amounts due from Group companies	[1]	1,098,883		1,379,170
Investments		724,110		449,684
Intangible assets, net		54,660		80,010
Right of use assets		791		1,701
Other assets		12,075		14,258
Total assets		2,718,976		2,854,783
Deferred revenue and advances from customers		502,682		563,259
Accrued liabilities and other current liabilities		504,218		500,530
Amount due to related parties		48,277		101,247
Other liabilities		26,424		12,355
Total liabilities		1,081,601		1,177,391
Total shareholders' equity		¥ 1,637,375		¥ 1,677,392

[1]	Inter-company service fees for technology support, business support and consulting fees (collectively defined as “VIE service fees”) are charged pursuant to the exclusive business cooperation agreement. As of December 31, 2020, 2021, and 2022, the outstanding balance of amounts due from Group companies were inter-company advances. There were no outstanding balances for VIE service fees charged to the VIEs.